COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitment obligations	The Company’s commitments consist of the following:

	June 30, 2018	December 31, 2017
Purchase commitments	25,230	24,734
Guarantees, pledges and other collateral	4,876	5,021
Non-cancellable operating leases	1,177	1,311
Capital expenditure commitments	743	878
Other commitments	1,270	1,206
Total	33,296	33,150